GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.92%
33,688	AdvanSix Inc(a)	$ 866,455
377,990	AK Steel Holding Corp(a)	858,037
30,254	American Vanguard Corp	474,988
38,215	Balchem Corp	3,790,546
55,963	Century Aluminum Co(a)	371,315
18,885	Clearwater Paper Corp(a)	398,851
98,675	Ferro Corp(a)	1,170,285
60,386	GCP Applied Technologies Inc(a)	1,162,431
11,002	Hawkins Inc	467,585
60,262	HB Fuller Co	2,805,799
23,158	Innophos Holdings Inc	751,709
28,508	Innospec Inc	2,541,203
18,863	Kaiser Aluminum Corp	1,866,871
24,832	Koppers Holdings Inc(a)	725,343
38,005	Kraton Corp(a)	1,227,181
174,961	Livent Corp(a)	1,170,489
24,390	Materion Corp	1,496,570
47,716	Mercer International Inc	598,359
20,242	Neenah Inc	1,318,159
52,682	PH Glatfelter Co	810,776
15,002	Quaker Chemical Corp	2,372,416
58,893	Rayonier Advanced Materials Inc	255,007
21,679	Rogers Corp(a)	2,963,736
37,132	Schweitzer-Mauduit International Inc	1,390,222
23,778	Stepan Co	2,307,893
		34,162,226
Communications — 4.22%
113,938	8x8 Inc(a)	2,360,795
56,941	ADTRAN Inc	645,996
12,718	ATN International Inc	742,350
41,219	CalAmp Corp(a)	474,843
59,156	Cincinnati Bell Inc(a)	299,921
49,451	Cogent Communications Holdings Inc	2,724,750
83,925	Consolidated Communications Holdings Inc	399,483
31,707	Digi International Inc(a)	431,849
16,083	ePlus Inc(a)	1,223,755
66,404	EW Scripps Co Class A	881,845
139,305	Extreme Networks Inc(a)	1,013,444
139,222	Finisar Corp(a)	3,306,522
126,542	Frontier Communications Corp(a)(b)	109,712
137,681	Gannett Co Inc	1,478,694
107,711	Harmonic Inc(a)	708,738
30,120	HealthStream Inc(a)	779,807
113,106	Iridium Communications Inc(a)	2,406,896
29,652	Liquidity Services Inc(a)	219,425
37,145	NETGEAR Inc(a)	1,196,812
68,349	New Media Investment Group Inc(b)	602,155
77,450	NIC Inc	1,599,342
38,082	Perficient Inc(a)	1,469,203
Shares		Fair Value
Communications — (continued)
49,021	QuinStreet Inc(a)	$ 617,174
35,730	Scholastic Corp	1,349,165
21,722	Shutterstock Inc(a)	784,599
20,956	Spok Holdings Inc	250,215
18,923	Stamps.com Inc(a)	1,408,817
25,024	TechTarget Inc(a)	563,666
267,170	Viavi Solutions Inc(a)	3,741,716
262,566	Vonage Holdings Corp(a)	2,966,996
		36,758,685
Consumer, Cyclical — 14.75%
75,129	Abercrombie & Fitch Co Class A	1,172,012
15,370	Allegiant Travel Co	2,300,274
135,523	American Axle & Manufacturing Holdings Inc(a)	1,113,999
35,049	Anixter International Inc(a)	2,422,587
22,751	Asbury Automotive Group Inc(a)	2,328,110
41,761	Barnes & Noble Education Inc(a)	130,294
44,745	Big Lots Inc	1,096,252
24,970	BJ's Restaurants Inc	969,835
98,748	Bloomin' Brands Inc	1,869,300
33,759	Boot Barn Holdings Inc(a)	1,178,189
33,290	Buckle Inc(b)	685,774
50,946	Caleres Inc	1,192,646
109,670	Callaway Golf Co	2,128,695
23,959	Cato Corp Class A	421,918
9,927	Cavco Industries Inc(a)	1,906,877
29,933	Century Communities Inc(a)	916,848
133,237	Chico's FAS Inc	536,945
18,088	Children's Place Inc(b)	1,392,595
20,270	Chuy's Holdings Inc(a)	501,885
22,038	Conn's Inc(a)	547,865
60,243	Cooper Tire & Rubber Co	1,573,547
19,639	Cooper-Standard Holdings Inc(a)	802,842
53,472	Core-Mark Holding Co Inc	1,717,253
72,966	Crocs Inc(a)	2,025,536
48,570	Daktronics Inc(b)	358,689
36,051	Dave & Buster's Entertainment Inc	1,404,186
64,427	Designer Brands Inc Class A	1,102,990
19,929	Dine Brands Global Inc	1,511,814
34,164	Dorman Products Inc(a)	2,717,405
24,259	El Pollo Loco Holdings Inc(a)	265,879
29,386	Ethan Allen Interiors Inc	561,273
85,308	Express Inc(a)	293,459
61,639	EZCORP Inc Class A(a)	397,880
26,834	Fiesta Restaurant Group Inc(a)	279,610
54,960	Fossil Group Inc(a)(b)	687,550
44,905	Fox Factory Holding Corp(a)	2,794,887
50,052	G-III Apparel Group Ltd(a)	1,289,840
101,431	GameStop Corp Class A(b)	559,899
88,567	Garrett Motion Inc(a)	882,127
16,344	Genesco Inc(a)	654,087

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
38,194	Gentherm Inc(a)	$ 1,569,200
48,472	GMS Inc(a)	1,392,116
20,381	Group 1 Automotive Inc	1,881,370
49,172	Guess? Inc	911,157
20,401	Haverty Furniture Cos Inc	413,528
55,515	Hawaiian Holdings Inc	1,457,824
21,466	Hibbett Sports Inc(a)	491,571
25,089	Installed Building Products Inc(a)	1,438,603
69,868	Interface Inc	1,008,894
32,660	iRobot Corp(a)(b)	2,014,142
378,934	JC Penney Co Inc(a)(b)	336,834
55,182	Kontoor Brands Inc	1,936,888
55,857	La-Z-Boy Inc	1,876,237
29,203	LCI Industries	2,682,296
22,930	LGI Homes Inc(a)	1,910,528
26,141	Lithia Motors Inc Class A	3,460,546
33,120	Lumber Liquidators Holdings Inc(a)(b)	326,894
33,007	M/I Homes Inc(a)	1,242,714
26,664	Marcus Corp	986,835
26,216	MarineMax Inc(a)	405,824
58,399	MDC Holdings Inc	2,516,997
41,893	Meritage Homes Corp(a)	2,947,173
43,648	Methode Electronics Inc	1,468,319
92,427	Michaels Cos Inc(a)(b)	904,860
51,865	Mobile Mini Inc	1,911,744
13,526	Monarch Casino & Resort Inc(a)	563,899
22,206	Motorcar Parts of America Inc(a)	375,281
20,267	Movado Group Inc	503,838
653,864	Office Depot Inc	1,147,531
19,862	Oxford Industries Inc	1,424,105
23,985	PetMed Express Inc(b)	432,210
25,697	PriceSmart Inc	1,827,057
15,041	Red Robin Gourmet Burgers Inc(a)	500,264
30,303	Regis Corp(a)	612,727
18,688	RH(a)(b)	3,192,471
33,822	Ruth's Hospitality Group Inc	690,476
28,745	ScanSource Inc(a)	878,160
35,754	Shake Shack Inc Class A(a)	3,505,322
11,810	Shoe Carnival Inc(b)	382,762
60,295	Signet Jewelers Ltd	1,010,544
59,990	SkyWest Inc	3,443,426
34,514	Sleep Number Corp(a)	1,426,118
28,261	Sonic Automotive Inc Class A	887,678
24,221	Standard Motor Products Inc	1,175,930
92,469	Steven Madden Ltd	3,309,466
58,240	Tailored Brands Inc(b)	256,256
43,373	Tile Shop Holdings Inc	138,360
57,484	Titan International Inc	155,207
56,233	Tupperware Brands Corp	892,418
16,239	Unifi Inc(a)	355,959
18,006	UniFirst Corp	3,513,331
16,969	Universal Electronics Inc(a)	863,722
23,664	Vera Bradley Inc(a)	239,006
15,847	Veritiv Corp(a)	286,514
Shares		Fair Value
Consumer, Cyclical — (continued)
65,789	Vista Outdoor Inc(a)	$ 407,234
20,754	Vitamin Shoppe Inc(a)(b)	135,316
65,789	Wabash National Corp	954,598
39,419	William Lyon Homes Class A(a)	802,571
34,655	Wingstop Inc	3,024,688
36,725	Winnebago Industries Inc	1,408,404
99,472	Wolverine World Wide Inc(b)	2,811,079
22,419	Zumiez Inc(a)	710,122
		128,430,797
Consumer, Non-Cyclical — 18.92%
78,023	ABM Industries Inc	2,833,795
45,516	Acorda Therapeutics Inc(a)	130,631
15,669	Addus HomeCare Corp(a)	1,242,238
110,000	Akorn Inc(a)	418,000
41,871	AMAG Pharmaceuticals Inc(a)(b)	483,610
18,915	American Public Education Inc(a)	422,561
54,787	AMN Healthcare Services Inc(a)	3,153,540
41,163	Amphastar Pharmaceuticals Inc(a)	816,262
37,401	Andersons Inc	838,904
42,615	AngioDynamics Inc(a)	784,968
10,193	ANI Pharmaceuticals Inc(a)	742,866
15,680	Anika Therapeutics Inc(a)	860,675
90,958	Arlo Technologies Inc(a)	310,167
111,977	Arrowhead Pharmaceuticals Inc(a)(b)	3,155,512
76,015	Assertio Therapeutics Inc(a)	97,299
521,456	Avon Products Inc(a)	2,294,406
76,032	B&G Foods Inc(b)	1,437,765
40,634	BioTelemetry Inc(a)	1,655,023
18,763	Calavo Growers Inc	1,785,862
36,142	Cal-Maine Foods Inc	1,444,054
39,198	Cambrex Corp(a)	2,332,281
41,872	Cardiovascular Systems Inc(a)	1,989,757
42,540	Cardtronics PLC Class A(a)	1,286,410
31,233	Care.com Inc(a)	326,385
81,348	Career Education Corp(a)	1,292,620
12,014	Central Garden & Pet Co(a)	351,169
47,802	Central Garden & Pet Co Class A(a)	1,325,311
29,443	Chefs' Warehouse Inc(a)	1,187,142
5,382	Coca-Cola Consolidated Inc	1,635,428
136,516	Community Health Systems Inc(a)(b)	491,458
33,043	CONMED Corp	3,177,084
118,470	Corcept Therapeutics Inc(a)	1,674,573
10,274	CorVel Corp(a)	777,742
42,566	Cross Country Healthcare Inc(a)	438,430
43,596	CryoLife Inc(a)	1,183,631
16,110	Cutera Inc(a)	470,895
69,272	Cytokinetics Inc(a)	788,315
194,787	Darling Ingredients Inc(a)	3,726,275
109,043	Dean Foods Co(b)	126,490

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
66,898	Diplomat Pharmacy Inc(a)	$ 327,800
11,453	Eagle Pharmaceuticals Inc(a)	647,896
51,147	Emergent BioSolutions Inc(a)	2,673,965
19,040	Enanta Pharmaceuticals Inc(a)	1,143,923
244,685	Endo International PLC(a)	785,439
58,445	Ensign Group Inc	2,772,046
70,884	EVERTEC Inc	2,212,998
13,145	Forrester Research Inc	422,480
34,651	Fresh Del Monte Produce Inc	1,181,946
43,832	FTI Consulting Inc(a)	4,645,754
25,892	Genomic Health Inc(a)	1,755,995
93,345	Harsco Corp(a)	1,769,821
23,580	Heidrick & Struggles International Inc	643,734
8,001	Heska Corp(a)	567,031
101,676	HMS Holdings Corp(a)	3,504,263
81,525	Innoviva Inc(a)	859,273
21,240	Inogen Inc(a)	1,017,608
38,073	Integer Holdings Corp(a)	2,876,796
20,774	Inter Parfums Inc	1,453,557
38,185	Invacare Corp	286,388
17,590	J&J Snack Foods Corp	3,377,280
10,238	John B Sanfilippo & Son Inc	988,991
36,625	Kelly Services Inc Class A	887,057
66,200	Korn Ferry	2,557,968
36,275	Lannett Co Inc(a)(b)	406,280
44,920	Lantheus Holdings Inc(a)	1,125,920
18,425	LeMaitre Vascular Inc	629,767
34,541	LHC Group Inc(a)	3,922,476
47,970	Luminex Corp	990,580
25,259	Magellan Health Inc(a)	1,568,584
86,244	Medicines Co(a)(b)	4,312,200
13,701	Medifast Inc(b)	1,419,835
31,616	Medpace Holdings Inc(a)	2,657,009
49,999	Meridian Bioscience Inc	474,491
64,130	Merit Medical Systems Inc(a)	1,953,400
15,212	MGP Ingredients Inc(b)	755,732
113,925	Momenta Pharmaceuticals Inc(a)	1,476,468
38,884	Monro Inc	3,072,225
86,602	Myriad Genetics Inc(a)	2,479,415
14,044	National Beverage Corp(b)	622,992
39,662	Natus Medical Inc(a)	1,262,838
44,187	Navigant Consulting Inc	1,235,027
61,561	Neogen Corp(a)	4,192,920
119,430	NeoGenomics Inc(a)	2,283,502
71,230	OraSure Technologies Inc(a)	532,088
21,861	Orthofix Medical Inc(a)	1,159,070
73,579	Owens & Minor Inc	427,494
48,297	Pacira BioSciences Inc(a)	1,838,667
25,618	Phibro Animal Health Corp Class A	546,432
103,465	Progenics Pharmaceuticals Inc(a)	523,016
12,887	Providence Service Corp(a)	766,261
40,396	Quanex Building Products Corp	730,360
36,748	REGENXBIO Inc(a)	1,308,229
56,844	Rent-A-Center Inc	1,466,007
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,001	Resources Connection Inc	$ 577,677
81,402	RR Donnelley & Sons Co	306,886
128,585	Select Medical Holdings Corp(a)	2,130,653
8,812	Seneca Foods Corp Class A(a)	274,758
42,141	SpartanNash Co	498,528
127,929	Spectrum Pharmaceuticals Inc(a)	1,061,171
25,702	Strategic Education Inc	3,492,388
60,692	Supernus Pharmaceuticals Inc(a)	1,667,816
15,994	Surmodics Inc(a)	731,566
22,036	Tactile Systems Technology Inc(a)	932,564
35,231	Team Inc(a)	635,920
49,789	Tivity Health Inc(a)(b)	827,991
48,147	TrueBlue Inc(a)	1,015,902
64,403	United Natural Foods Inc(a)	741,923
28,885	Universal Corp	1,583,187
14,913	US Physical Therapy Inc	1,946,892
14,796	USANA Health Sciences Inc(a)	1,011,898
63,676	Vanda Pharmaceuticals Inc(a)	845,617
45,868	Varex Imaging Corp(a)	1,309,073
137,004	Vector Group Ltd(b)	1,631,718
24,386	Viad Corp	1,637,520
16,041	WD-40 Co(b)	2,944,165
57,054	Xencor Inc(a)	1,924,431
		164,719,072
Energy — 4.40%
148,500	Archrock Inc	1,480,545
21,101	Bonanza Creek Energy Inc(a)	472,451
75,683	C&J Energy Services Inc(a)	812,079
266,075	Callon Petroleum Co(a)(b)	1,154,766
103,382	Carrizo Oil & Gas Inc(a)(b)	887,535
32,729	CONSOL Energy Inc(a)	511,554
537,975	Denbury Resources Inc(a)	640,190
80,889	Diamond Offshore Drilling Inc(a)(b)	449,743
17,000	DMC Global Inc(b)	747,660
42,764	Dril-Quip Inc(a)	2,145,898
24,732	Era Group Inc(a)	261,170
37,698	Exterran Corp(a)	492,336
31,615	FutureFuel Corp	377,483
14,853	Geospace Technologies Corp(a)	228,291
44,989	Green Plains Inc	476,659
15,971	Gulf Island Fabrication Inc(a)	85,445
176,991	Gulfport Energy Corp(a)	479,646
163,747	Helix Energy Solutions Group Inc(a)	1,319,801
136,901	HighPoint Resources Corp(a)(b)	217,673
67,444	Jagged Peak Energy Inc(a)	489,643
28,234	KLX Energy Services Holdings Inc(a)	244,083
205,657	Laredo Petroleum Inc(a)	495,633
32,180	Matrix Service Co(a)	551,565

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
206,018	McDermott International Inc(a)(b)	$ 416,156
393,443	Nabors Industries Ltd	735,738
108,166	Newpark Resources Inc(a)	824,225
290,038	Noble Corp PLC(a)	368,348
72,026	Oil States International Inc(a)	957,946
42,369	Par Pacific Holdings Inc(a)	968,555
68,575	PDC Energy Inc(a)	1,902,956
15,721	Penn Virginia Corp(a)	457,009
95,671	ProPetro Holding Corp(a)	869,649
276,960	QEP Resources Inc	1,024,752
240,174	Range Resources Corp(b)	917,465
42,974	Renewable Energy Group Inc(a)(b)	644,825
6,811	REX American Resources Corp(a)	519,884
65,007	Ring Energy Inc(a)	106,611
55,641	RPC Inc(b)	312,146
125,000	SM Energy Co	1,211,250
56,005	SolarEdge Technologies Inc(a)	4,688,739
282,220	SRC Energy Inc(a)	1,315,145
105,175	SunCoke Energy Inc(a)	593,187
154,812	TETRA Technologies Inc(a)	311,172
63,675	Unit Corp(a)	215,222
89,041	US Silica Holdings Inc(b)	851,232
230,543	Valaris PLC(b)	1,108,912
57,720	Warrior Met Coal Inc	1,126,694
109,447	Whiting Petroleum Corp(a)(b)	878,859
		38,348,526
Financial — 24.06%
98,008	Acadia Realty Trust REIT	2,801,069
49,456	Agree Realty Corp REIT	3,617,706
52,357	Ambac Financial Group Inc(a)	1,023,579
55,201	American Assets Trust Inc REIT	2,580,095
107,009	American Equity Investment Life Holding Co	2,589,618
76,279	Ameris Bancorp	3,069,467
23,103	AMERISAFE Inc	1,527,339
166,596	Apollo Commercial Real Estate Finance Inc REIT	3,193,645
62,498	Armada Hoffler Properties Inc REIT	1,130,589
68,467	ARMOUR Residential REIT Inc	1,146,822
62,166	Axos Financial Inc(a)	1,718,890
50,204	Banc of California Inc	709,885
40,276	Banner Corp	2,262,303
51,088	Berkshire Hills Bancorp Inc	1,496,368
58,036	Blucora Inc(a)	1,255,899
99,099	Boston Private Financial Holdings Inc	1,154,999
95,645	Brookline Bancorp Inc	1,408,851
149,944	Cadence BanCorp	2,630,018
110,538	Capstead Mortgage Corp REIT	812,454
111,267	CareTrust REIT Inc	2,615,331
204,082	CBL & Associates Properties Inc REIT(b)	263,266
Shares		Fair Value
Financial — (continued)
103,245	Cedar Realty Trust Inc REIT	$ 309,735
32,926	Central Pacific Financial Corp	935,098
55,496	Chatham Lodging Trust REIT	1,007,252
19,064	City Holding Co	1,453,630
85,163	Columbia Banking System Inc	3,142,515
60,935	Community Bank System Inc	3,759,080
21,364	Community Healthcare Trust Inc REIT	951,766
34,203	Customers Bancorp Inc(a)	709,370
155,366	CVB Financial Corp	3,242,488
236,900	DiamondRock Hospitality Co REIT	2,428,225
35,698	Dime Community Bancshares Inc	764,294
40,166	Eagle Bancorp Inc	1,792,207
82,558	Easterly Government Properties Inc REIT	1,758,485
23,425	eHealth Inc(a)	1,564,556
36,988	Employers Holdings Inc	1,611,937
31,907	Encore Capital Group Inc(a)	1,063,301
41,313	Enova International Inc(a)	857,245
255,886	First BanCorp	2,553,742
117,819	First Commonwealth Financial Corp	1,564,636
116,878	First Financial Bancorp	2,860,589
128,755	First Midwest Bancorp Inc	2,508,147
32,384	Flagstar Bancorp Inc	1,209,542
80,113	Four Corners Property Trust Inc REIT	2,265,596
14,006	Franklin Financial Network Inc	423,121
128,700	Franklin Street Properties Corp REIT	1,088,802
41,219	Getty Realty Corp REIT	1,321,481
100,157	Glacier Bancorp Inc	4,052,352
97,803	Global Net Lease Inc REIT	1,907,159
64,465	Granite Point Mortgage Trust Inc REIT	1,208,074
67,267	Great Western Bancorp Inc	2,219,811
16,375	Greenhill & Co Inc	214,840
37,993	Hanmi Financial Corp	713,509
7,989	HCI Group Inc	335,858
42,573	Heritage Financial Corp	1,147,768
43,673	Hersha Hospitality Trust REIT	649,854
28,356	HomeStreet Inc(a)	774,686
145,273	Hope Bancorp Inc	2,083,215
48,421	Horace Mann Educators Corp	2,243,345
107,590	Independence Realty Trust Inc REIT	1,539,613
40,261	Independent Bank Corp	3,005,484
13,065	Innovative Industrial Properties Inc REIT(b)	1,206,814
19,353	International FCStone Inc(a)	794,634
168,635	Invesco Mortgage Capital REIT	2,581,802
68,644	iStar Inc REIT(b)	895,804
36,107	James River Group Holdings Ltd	1,850,123
100,775	Kite Realty Group Trust REIT	1,627,516
56,952	LegacyTexas Financial Group Inc	2,479,121

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
286,929	Lexington Realty Trust REIT	$ 2,941,022
46,953	LTC Properties Inc REIT	2,404,933
26,671	Marcus & Millichap Inc(a)	946,554
40,392	Meta Financial Group Inc	1,317,183
36,235	National Bank Holdings Corp Class A	1,238,875
67,437	National Storage Affiliates Trust REIT	2,250,373
50,721	NBT Bancorp Inc	1,855,881
302,991	New York Mortgage Trust Inc REIT	1,845,215
78,881	NMI Holdings Inc Class A(a)	2,071,415
50,387	Northfield Bancorp Inc	809,215
116,549	Northwest Bancshares Inc	1,910,238
55,842	Office Properties Income Trust REIT	1,710,999
59,461	OFG Bancorp	1,302,196
201,165	Old National Bancorp	3,461,044
24,903	Opus Bank	542,138
45,820	Oritani Financial Corp	810,785
70,388	Pacific Premier Bancorp Inc	2,195,402
72,165	Pennsylvania REIT(b)	412,784
102,423	PennyMac Mortgage Investment Trust REIT	2,276,863
16,926	Piper Jaffray Cos	1,277,574
52,926	PRA Group Inc(a)	1,788,370
16,323	Preferred Bank	854,999
62,843	ProAssurance Corp	2,530,688
70,459	Provident Financial Services Inc	1,728,359
21,531	RE/MAX Holdings Inc Class A	692,437
138,122	Realogy Holdings Corp(b)	922,655
127,865	Redwood Trust Inc REIT	2,098,265
135,369	Retail Opportunity Investments Corp REIT	2,467,777
46,245	RLI Corp	4,296,623
92,502	RPT Realty REIT	1,253,402
41,301	S&T Bancorp Inc	1,508,726
17,484	Safety Insurance Group Inc	1,771,654
14,068	Saul Centers Inc REIT	766,847
59,482	Seacoast Banking Corp of Florida(a)	1,505,489
53,403	ServisFirst Bancshares Inc	1,770,309
111,985	Simmons First National Corp Class A	2,788,427
38,224	Southside Bancshares Inc	1,303,821
28,435	Stewart Information Services Corp	1,102,994
126,079	Summit Hotel Properties Inc REIT	1,462,516
87,591	Third Point Reinsurance Ltd(a)	875,034
14,940	Tompkins Financial Corp	1,212,082
27,956	Triumph Bancorp Inc(a)	891,517
114,736	TrustCo Bank Corp NY	935,098
91,993	United Community Banks Inc	2,608,002
25,735	United Fire Group Inc	1,209,030
25,213	United Insurance Holdings Corp	352,730
15,058	Universal Health Realty Income Trust REIT	1,547,962
Shares		Fair Value
Financial — (continued)
36,154	Universal Insurance Holdings Inc	$ 1,084,258
35,681	Urstadt Biddle Properties Inc REIT Class A	845,640
54,650	Veritex Holdings Inc	1,326,082
7,583	Virtus Investment Partners Inc	838,452
84,676	Waddell & Reed Financial Inc Class A(b)	1,454,734
33,171	Walker & Dunlop Inc	1,855,254
216,998	Washington Prime Group Inc REIT(b)	898,372
94,040	Washington REIT	2,572,934
31,297	Westamerica Bancorporation	1,946,047
46,681	Whitestone REIT	642,331
138,661	WisdomTree Investments Inc	724,504
7,524	World Acceptance Corp(a)	959,385
132,579	Xenia Hotels & Resorts Inc REIT	2,800,068
		209,460,978
Industrial — 18.44%
47,443	AAON Inc	2,179,531
39,021	AAR Corp	1,608,055
63,239	Actuant Corp Class A	1,387,464
44,681	Advanced Energy Industries Inc(a)	2,565,136
35,266	Aegion Corp(a)	753,987
84,484	Aerojet Rocketdyne Holdings Inc(a)(b)	4,267,287
24,959	AeroVironment Inc(a)	1,336,804
11,545	Alamo Group Inc	1,359,077
42,526	Alarm.com Holdings Inc(a)	1,983,413
35,733	Albany International Corp Class A	3,221,687
17,882	American Woodmark Corp(a)	1,589,889
31,952	Apogee Enterprises Inc	1,245,808
45,332	Applied Industrial Technologies Inc	2,574,858
22,556	Applied Optoelectronics Inc(a)(b)	253,078
30,263	ArcBest Corp	921,508
56,072	Arcosa Inc	1,918,223
27,184	Astec Industries Inc	845,422
31,636	Atlas Air Worldwide Holdings Inc(a)	798,176
30,967	AZZ Inc	1,348,923
33,820	Badger Meter Inc	1,816,134
55,909	Barnes Group Inc	2,881,550
12,746	Bel Fuse Inc Class B	191,572
43,380	Benchmark Electronics Inc	1,260,623
45,231	Boise Cascade Co	1,474,078
57,984	Brady Corp Class A	3,076,051
50,117	Briggs & Stratton Corp	303,709
41,960	Chart Industries Inc(a)	2,616,626
22,832	CIRCOR International Inc(a)	857,342
42,617	Comfort Systems USA Inc	1,884,950
27,353	Comtech Telecommunications Corp	888,973
18,402	DXP Enterprises Inc(a)	638,917

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
33,659	Echo Global Logistics Inc(a)	$ 762,376
24,874	Encore Wire Corp	1,399,909
23,845	EnPro Industries Inc	1,636,959
30,436	ESCO Technologies Inc	2,421,488
61,334	Exponent Inc	4,287,247
43,026	Fabrinet(a)	2,250,260
20,653	FARO Technologies Inc(a)	998,573
70,261	Federal Signal Corp	2,300,345
33,004	Forward Air Corp	2,103,015
44,977	Franklin Electric Co Inc	2,150,350
38,453	Gibraltar Industries Inc(a)	1,766,531
37,282	Greenbrier Cos Inc	1,122,934
48,972	Griffon Corp	1,026,943
14,650	Haynes International Inc	525,056
53,588	Heartland Express Inc	1,152,678
73,769	Hillenbrand Inc	2,277,987
39,605	Hub Group Inc Class A(a)	1,841,633
26,081	Ichor Holdings Ltd(a)	630,639
21,389	Insteel Industries Inc	439,116
41,014	Itron Inc(a)	3,033,395
37,183	John Bean Technologies Corp	3,697,106
32,425	Kaman Corp	1,927,990
69,038	KEMET Corp	1,255,111
99,690	Knowles Corp(a)	2,027,695
12,416	Lindsay Corp	1,152,826
26,888	LSB Industries Inc(a)	139,280
20,554	Lydall Inc(a)	512,000
45,711	Marten Transport Ltd	949,875
49,706	Matson Inc	1,864,472
37,911	Matthews International Corp Class A	1,341,670
64,750	Mercury Systems Inc(a)	5,255,757
4,604	Mesa Laboratories Inc	1,094,693
38,206	Moog Inc Class A	3,099,271
66,025	Mueller Industries Inc	1,893,597
40,401	Myers Industries Inc	713,078
19,308	MYR Group Inc(a)	604,147
5,910	National Presto Industries Inc(b)	526,522
11,248	Olympic Steel Inc	161,971
20,172	OSI Systems Inc(a)	2,048,668
21,934	Park Aerospace Corp	385,161
27,103	Patrick Industries Inc(a)	1,162,177
68,306	PGT Innovations Inc(a)	1,179,645
34,025	Plexus Corp(a)	2,126,903
10,006	Powell Industries Inc	391,735
31,730	Proto Labs Inc(a)	3,239,633
41,608	Raven Industries Inc	1,392,204
30,554	Saia Inc(a)	2,862,910
80,816	Sanmina Corp(a)	2,595,002
19,982	SEACOR Holdings Inc(a)	940,553
47,101	Simpson Manufacturing Co Inc	3,267,396
14,240	SMART Global Holdings Inc(a)	362,835
51,148	SPX Corp(a)	2,046,431
49,541	SPX FLOW Inc(a)	1,954,888
14,907	Standex International Corp	1,087,317
18,954	Sturm Ruger & Co Inc	791,519
21,879	Tennant Co	1,546,845
Shares		Fair Value
Industrial — (continued)
45,404	TimkenSteel Corp(a)	$ 285,591
39,994	TopBuild Corp(a)	3,856,621
29,424	Tredegar Corp	574,356
47,722	Trinseo SA	2,049,660
59,825	Triumph Group Inc	1,368,796
114,314	TTM Technologies Inc(a)	1,394,059
72,166	Universal Forest Products Inc	2,877,980
18,992	US Concrete Inc(a)	1,049,878
25,677	US Ecology Inc	1,641,787
20,654	Vicor Corp(a)	609,706
32,379	Watts Water Technologies Inc Class A	3,034,884
		160,518,486
Technology — 8.32%
140,370	3D Systems Corp(a)(b)	1,144,015
22,272	Agilysys Inc(a)	570,386
39,055	Axcelis Technologies Inc(a)	667,450
45,296	Bottomline Technologies Inc(a)	1,782,398
85,124	Brooks Automation Inc	3,152,142
34,222	Cabot Microelectronics Corp	4,832,489
26,226	CEVA Inc(a)	783,108
48,211	Cohu Inc	651,090
15,605	Computer Programs & Systems Inc	352,829
38,493	CSG Systems International Inc	1,989,318
37,543	CTS Corp	1,214,891
36,190	Cubic Corp	2,548,862
92,000	Diebold Nixdorf Inc(a)	1,030,400
47,916	Diodes Inc(a)	1,923,827
35,169	Donnelley Financial Solutions Inc(a)	433,282
22,764	DSP Group Inc(a)	320,631
25,712	Ebix Inc(b)	1,082,475
39,808	ExlService Holdings Inc(a)	2,665,544
89,193	FormFactor Inc(a)	1,663,003
41,623	Insight Enterprises Inc(a)	2,317,985
73,924	Kulicke & Soffa Industries Inc	1,735,735
70,970	LivePerson Inc(a)	2,533,629
31,020	ManTech International Corp Class A	2,215,138
76,529	MaxLinear Inc(a)	1,712,719
9,762	MicroStrategy Inc Class A(a)	1,448,388
49,689	Monotype Imaging Holdings Inc	984,339
21,213	MTS Systems Corp	1,172,018
26,982	Nanometrics Inc(a)	880,153
56,874	NextGen Healthcare Inc(a)	891,216
48,302	Omnicell Inc(a)	3,490,786
38,580	OneSpan Inc(a)	559,410
33,000	PDF Solutions Inc(a)	431,310
76,549	Photronics Inc(a)	832,853
205,801	Pitney Bowes Inc	940,511
34,680	Power Integrations Inc	3,136,112
53,203	Progress Software Corp	2,024,906
39,751	Qualys Inc(a)	3,003,983
128,786	Rambus Inc(a)	1,690,316
36,727	Rudolph Technologies Inc(a)	968,124

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
40,568	SPS Commerce Inc(a)	$ 1,909,536
44,675	Sykes Enterprises Inc(a)	1,368,842
22,755	Tabula Rasa HealthCare Inc(a)(b)	1,250,160
148,286	TiVo Corp	1,129,198
16,082	TTEC Holdings Inc	770,006
45,000	Ultra Clean Holdings Inc(a)	658,575
60,000	Unisys Corp(a)	445,800
57,566	Veeco Instruments Inc(a)	672,371
34,034	Virtusa Corp(a)	1,225,905
59,562	Xperi Corp	1,231,742
		72,439,906
Utilities — 2.29%
43,213	American States Water Co	3,883,120
78,011	Avista Corp	3,778,853
56,490	California Water Service Group	2,990,016
47,713	El Paso Electric Co	3,200,588
35,265	Northwest Natural Holding Co	2,515,805
107,597	South Jersey Industries Inc	3,541,017
		19,909,399
TOTAL COMMON STOCK — 99.32% (Cost $764,914,494)		$864,748,075
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.59%
$5,100,000	Federal Home Loan Bank 1.52%, 10/01/2019	5,100,000
Repurchase Agreements — 5.02%
2,172,359	Undivided interest of 10.79% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $2,172,359 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(c)	2,172,359
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,388,802	Undivided interest of 15.35% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $10,388,802 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	$ 10,388,802
10,388,802	Undivided interest of 17.76% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $10,388,802 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	10,388,802
10,388,802	Undivided interest of 22.13% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $10,388,802 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(c)	10,388,802

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,388,802	Undivided interest of 25.44% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $10,388,802 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(c)	$ 10,388,802
		43,727,567
TOTAL SHORT TERM INVESTMENTS — 5.61% (Cost $48,827,567)		$48,827,567
TOTAL INVESTMENTS — 104.93% (Cost $813,742,061)		$913,575,642
OTHER ASSETS & LIABILITIES, NET — (4.93)%		$(42,940,693)
TOTAL NET ASSETS — 100.00%		$870,634,949
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	123	USD	9,378,750	December 2019	$(283,444)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$864,748,075	$—	$—	$864,748,075
Short Term Investments	—	48,827,567	—	48,827,567
Total Assets	$864,748,075	$48,827,567	$0	$913,575,642
Liabilities
Other Financial Investments:
Futures Contracts(a)	(283,444)	—	—	(283,444)
Total Liabilities	$(283,444)	$0	$0	$(283,444)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 150 futures contracts for the reporting period.

September 30, 2019